ORGANIZATION AND PRINCIPAL ACTIVITIES (Business Combination) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Jul. 07, 2010
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Ordinary shares, shares authorized		100,000,000	100,000,000
Ultra Glory [Member] | Reverse Merger [Member]
Business Acquisition [Line Items]
Shares issued	15,000,000
Ownership interest acquired				100.00%
Share price				$ 0.03
New shares issued	10,000,000
Outstanding shares issued	5,000,000
Ossen Innovation Group [Member] | Reverse Merger [Member]
Business Acquisition [Line Items]
Ownership interest acquired				100.00%